Class A Shares (NWTAX), Class C Shares (NWTCX), Institutional Class Shares (NWTIX) | Neuberger Berman World Equity Fund
Fund Summary
GOAL
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 219 in the Fund’s prospectus and in “Additional Purchase Information–Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A Shares (NWTAX), Class C Shares (NWTCX), Institutional Class Shares (NWTIX) - Neuberger Berman World Equity Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a contingent deferred sales charge ("CDSC") of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Class A Shares (NWTAX), Class C Shares (NWTCX), Institutional Class Shares (NWTIX) - Neuberger Berman World Equity Fund		Class A	Class C	Institutional Class
Management fees		0.96%	0.96%	0.85%
Distribution and/or shareholder service (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.54%	0.54%	0.54%
Acquired fund fees and expenses		0.01%	0.01%	0.01%
Total annual operating expenses		1.76%	2.51%	1.40%
Fee waiver and/or expense reimbursement		0.39%	0.39%	0.39%
Total annual operating expenses after fee waiver and/or expense reimbursement	[2]	1.37%	2.12%	1.01%
[1]	"Other expenses" are based on estimated expenses for the current fiscal year; actual expenses may vary.
[2]	Neuberger Berman Investment Advisers LLC ("Manager") has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 1.36%, 2.11% and 1.00% of average net assets, respectively. Each of these undertakings lasts until 8/31/2019 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.36%, 2.11% and 1.00% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example - Class A Shares (NWTAX), Class C Shares (NWTCX), Institutional Class Shares (NWTIX) - Neuberger Berman World Equity Fund - USD ($)	1 Year	3 Years
Class A	706	984
Class C	315	664
Institutional Class	103	322

Expense Example No Redemption - Class A Shares (NWTAX), Class C Shares (NWTCX), Institutional Class Shares (NWTIX) - Neuberger Berman World Equity Fund - USD ($)	1 Year	3 Years
Class A	706	984
Class C	215	664
Institutional Class	103	322

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. For the period from June 30, 2015 (commencement of operations) through August 31, 2015, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests primarily in equity securities of companies located around the world, including companies in both developed and emerging markets. Under normal market circumstances, the Fund will invest at least 80% of its net assets in equity securities and other investments that provide investment exposure to such equity securities.

The Portfolio Manager combines both a top-down, thematic framework and fundamental bottom-up stock analysis to identify and select what he believes to be attractive equity investment opportunities.

Typically, the Portfolio Manager identifies, analyzes and selects investment themes which may include structural or cyclical trends or developments as well as specific events in areas encompassing economics, politics, demographics, geopolitics, science, technology, sociology, regulation, business or popular culture. Theme selection is not static and is based on the Portfolio Manager’s assessment of each theme’s relative attractiveness as an investment option.

For each theme selected, the Portfolio Manager endeavors to identify stocks that are related to it and quantify the extent to which the theme may affect those stocks’ fundamentals and valuations. In selecting stocks, the Portfolio Manager conducts fundamental bottom-up analysis for each stock under consideration to gauge its attractiveness on an absolute basis as well as relative to existing portfolio holdings. The analysis typically includes an assessment of management quality, attractiveness of the industry structure, business model sustainability, including free cash flow generation, financial strength and a review of various market factors that the Portfolio Manager believes may impact stock price. For each stock analyzed, the Portfolio Manager attempts to determine what he believes to be an intrinsic value using various valuation methodologies and tools, with intrinsic value being the estimated market value of the stock if the Portfolio Manager’s investment thesis unfolds as expected.

Ideally, stock positions represent businesses with good or improving fundamentals that the Portfolio Manager believes stand to benefit as a theme unfolds and which are trading at a discount to his estimate of the businesses’ intrinsic values.

In the context of constructing the Fund, the Portfolio Manager builds a stock portfolio that holds multiple themes concurrently. Where a geographic or sector impact may result from the unfolding of a theme, the Portfolio Manager may choose to seek or avoid exposure to certain specific geographic areas or sectors. As part of the ongoing monitoring of the Fund and its positions, the Portfolio Manager attempts to assess the extent to which investment themes that have been selected unfold or fade away, with particular attention being paid to the degree to which investment themes seem to be priced in by other market participants.

The Portfolio Manager allocates investments without reference to any benchmark; rather, sector and geographic allocations are based on the Portfolio Manager’s assessment of which of those offer the most attractive risk-adjusted returns. Although the Fund has the flexibility to invest a significant portion of its assets in one country or geographical region, it intends to remain diversified across countries and regions.

Equity securities in which the Fund intends to principally invest include common stocks. The Fund may also invest in equity-linked investments to gain exposure to certain foreign securities, which may include participatory notes and other structured notes. In addition, the Fund may invest in preferred stocks, convertible securities, rights and warrants to purchase common stock, depositary receipts, and exchange traded funds (“ETFs”). The Fund may utilize derivatives of all types and may invest in, without limitation, forward contracts (including contracts related to currencies), swap agreements (including total return swaps), and options. Any of these derivatives may be used in an effort to: enhance returns; manage or adjust the risk profile of the Fund or the risk of individual positions; replace more traditional direct investments; obtain exposure to certain markets; establish net short or net long positions for individual markets, currencies or securities; or hedge risk. The Portfolio Manager may choose to hedge or not to hedge the Fund’s positions.

The Fund may invest up to 20% of its net assets in convertible debt securities if the Portfolio Manager believes that such an investment provides the Fund the ability to gain exposure to certain equity securities.

The Fund may invest in securities of U.S. and non-U.S. companies of any market capitalization.

The Portfolio Manager may reduce exposure to an investment under a number of conditions including: when an investment performs differently from the Portfolio Manager’s expectations, the stock reaching or moving beyond what the Portfolio Manager believes is its intrinsic value, when other opportunities appear more attractive or when a position has become too large in comparison to the rest of the portfolio. At any time, the Fund has exposure to several investment themes across several regions and sectors, although the Fund has the flexibility to invest a significant portion of its assets in one country or region.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities and other investments that provide investment exposure to such equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in stock markets around the world. The markets' behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; in such a case, it will not be pursuing its principal investment strategies.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following risks, which are described in alphabetical order and not in order of importance or potential exposure, can significantly affect the Fund’s performance:

Convertible Securities Risk. The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the risks of debt securities when the underlying stock’s price is low relative to the conversion price. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as “junk bonds”). Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Currency Risk. Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. Derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.

Derivatives Risk. Derivatives involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, and the Fund could lose more than the amount it invests. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might be beneficial. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. When the Fund uses derivatives, it will likely be required to provide margin or collateral and/or segregate cash or other liquid assets in a manner that satisfies contractual undertakings and regulatory requirements. The need to provide margin or collateral and/or segregate assets could limit the Fund's ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Equity-Linked Investment Risk. Equity-linked investments are subject to the same risks as direct investments in securities of the underlying investment. If the underlying investment decreases in value, the value of the equity-linked investment will decrease; however, the performance of such investments may not correlate exactly to the performance of the underlying investment that they seek to replicate. Equity-linked investments are also subject to counterparty risk, which is the risk that the issuer of such investment—which is different from the issuer of the underlying investment—may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when the Fund wishes to sell them.

ETF Risk. An ETF, which is an investment company, may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Foreign and Emerging Market Risk. Foreign securities, including those issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose burdensome taxes that could adversely affect security prices. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. As a result, securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets. In times of market stress, regulatory authorities of different emerging market countries may apply varying techniques and degrees of intervention, which can have an effect on prices and may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as participatory notes (or “P-notes”) or other derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Geographic Risk. From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund does so, there is a greater risk that economic, political, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Identification of Themes. Because the Fund’s investment program depends on the identification and development of investment themes, the Fund’s performance may suffer if the Portfolio Manager does not correctly identify such themes. Failure to correctly develop themes, or the failure of a theme to unfold in the way the Portfolio Manager anticipates, may result from many causes, including the following: governments or others may decide to oppose or delay certain economic, social or political themes; demographic or economic data necessary to understand correctly the way in which certain themes may unfold in some countries may be incorrect or incomplete; development of themes and their longevity may require attention to subtle cultural factors not always apparent to outside observers; or social and political changes or natural disasters in some parts of the world may alter the underlying conditions or affect the availability of natural resources necessary to an emerging theme.

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

Leverage Risk. Leverage amplifies changes in the Fund’s net asset value. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful and there is no limit on the amount that the Fund’s investment exposure can exceed its net assets.

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any one of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector or during market downturns.

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Operational Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, systems and technology disruptions or failures, or cybersecurity incidents. It is not possible for the Manager or the other Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Other Investment Company Risk. Investments in ETFs and other investment companies are subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks.

Recent Market Conditions. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a rate increase on various markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Warrants and Rights Risk. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

PERFORMANCE
Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, visit www.nb.com or call 800-366-6264 for performance information. Past performance (before and after taxes) is not a prediction of future results.